LEASES - Supplemental Lease Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining operating lease term	7 years	7 years
Weighted-average discount rate for operating leases	2.77%	2.80%
Operating cash flows from operating leases	$ 202	$ 209	$ 210
Right-of-use assets obtained in exchange for lease obligations	$ 46	$ 109	$ 156